SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10: -	SHAREHOLDERS’ EQUITY

a.	Composition of share capital:

	December 31,
	2024		2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary Shares of no-par value (1)	500,000,000	169,397,030	500,000,000	165,387,098

(1)
Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.

b.
On August 14, 2023 and on September 12, 2023, the Company issued a total of 26,352,878 ordinary shares of no par value, at a public offering price of $2.5 per share, for a total consideration of $61,400, net of underwriting discount and other issuance costs of $4,482.

c.	For issuance of shares and warrants after the reporting date see Note 16.